FAIR VALUE MEASUREMENTS - Schedule Of Fair Value, Liabilities Measured on Recurring Basis (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021 [1]
Liabilities:
Senior secured convertible note	$ 9,843	$ 0
Derivative liability, noncurrent	1,616	$ 0
Total Fair Value	11,459
Private warrants
Liabilities:
Derivative liability, noncurrent	606
Public warrants
Liabilities:
Derivative liability, noncurrent	1,010
Level 1
Liabilities:
Senior secured convertible note	0
Total Fair Value	1,010
Level 1 | Public warrants
Liabilities:
Derivative liability, noncurrent	1,010
Level 2
Liabilities:
Total Fair Value	606
Level 2 | Private warrants
Liabilities:
Derivative liability, noncurrent	606
Level 3
Liabilities:
Senior secured convertible note	9,843
Total Fair Value	$ 9,843

[1]	Derived from audited consolidated financial statements